Taxes Payable (Tables)	6 Months Ended
Sep. 30, 2024
Taxes Payable [Abstract]
Schedule of Taxes Payable
	As of September 30, 2024	As of March 31, 2024
	USD	USD
Income taxes payable	132,747	92,816
Other taxes (recovery) payable	(16,760)	(18,725)
Total taxes payable	115,987	74,091